BUSINESS ACQUISITION - Additional information (Details) $ in Thousands			12 Months Ended
	Feb. 28, 2019 USD ($)	Jan. 24, 2019 USD ($)	Feb. 29, 2020 USD ($) item shares	Feb. 28, 2019 USD ($) shares	Feb. 28, 2018 USD ($) shares
Business Acquisition [Line Items]
Stock consideration			$ 764	$ 33,361	$ 3,643
Goodwill	$ 414,228		$ 378,913	$ 414,228
Common Class A
Business Acquisition [Line Items]
Stock consideration (in shares) | shares			24,702	20,502	0
Xhanghai Xiaoxin
Business Acquisition [Line Items]
Ownership (as a percent)		69.20%			39.70%
Total purchase consideration		$ 98,124
Cash consideration		69,798
Goodwill		$ 89,536
Acquisitions fiscal 2020
Business Acquisition [Line Items]
Number of acquisitions | item			2
Total purchase consideration			$ 2,853
Intangible assets			321
Goodwill			$ 3,999
Other acquisitions fiscal 2019
Business Acquisition [Line Items]
Total purchase consideration	54,289			$ 54,289
Cash consideration				44,356
Stock consideration				3,703
Equity interests				6,230
Intangible assets	11,943			11,943
Goodwill	40,238			40,238
Other acquisitions fiscal 2019 | Common Class A
Business Acquisition [Line Items]
Stock consideration	$ 1,977			$ 1,726
Other acquisitions fiscal 2018
Business Acquisition [Line Items]
Total purchase consideration					$ 16,165
Cash consideration					15,866
Equity interests					3,643
Intangible assets					5,782
Goodwill					$ 12,622